Note 7 - Right-of-use Asset and Lease Liability - Carrying Amounts and Movements of Right-of-use Asset and Lease Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, right of use asset	$ 68
Balance, liability	67
Depreciation	(36)
Repayment of lease liabilities	(39)	$ (3)
Lease interest	6
Balance, right of use asset	32	68
Balance, liability	34	67
Current portion of lease liability (Note 7)			$ 34	$ 35
Lease liability (Note 7)				32
Total lease liabilities	$ 34	$ 67	$ 34	$ 67